Equity instruments - Detail by classification and type (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Total financial assets	$ 1,361,558	$ 1,285,120
Equity instruments.
Financial instruments
Total financial assets	2,884	3,357
Mexico. | Equity instruments.
Financial instruments
Total financial assets	2,884	3,357
Financial assets held for trading category | Equity instruments.
Financial instruments
Total financial assets		2,562
Financial assets at fair value through profit or loss category | Equity instruments.
Financial instruments
Total financial assets	2,349
Financial assets available for sale category | Equity instruments.
Financial instruments
Total financial assets		$ 795
Financial assets at fair value through other comprehensive income category | Equity instruments.
Financial instruments
Total financial assets	$ 535